Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 10, 2020
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.53	$ 0.27	$ 0.22
Dividends paid on ordinary shares	$ 10,492	$ 5,330	$ 4,480
Dividends on preference shares classified as equity	$ 11,593	$ 6,544	$ 5,790
HSBC Holdings
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.53	$ 0.27	$ 0.22
Preference shares | HSBC Holdings
Dividends Payable [Line Items]
Notional amount				$ 1,450
Other equity instruments interest rate				6.20%
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in dollars per share)	$ 0	$ 0	$ 4.99
Dividends on preference shares classified as equity	$ 0	$ 0	$ 7
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 1,101	$ 1,214	$ 1,303
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.23	$ 0.18	$ 0.15
Dividends paid on ordinary shares	$ 4,589	$ 3,576	$ 3,059
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.09	$ 0.07
Dividends paid on ordinary shares	$ 2,001	$ 1,754	$ 1,421
– second interim dividend 2023
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0	$ 0
Dividends paid on ordinary shares	$ 1,956	$ 0	$ 0
– third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0	$ 0
Dividends paid on ordinary shares	$ 1,946	$ 0	$ 0